PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Summary of prepaid expenses and other current assets (Detail) (Parenthetical) (Details) - Subsequent Event [Member] $ in Thousands	Feb. 19, 2026 USD ($)
Prepaid Expense And Other Assets Current [Line Items]
Recognized receivable from insurer	$ 9,500
Payable to plaintiffs	$ 9,500